Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA International Value Portfolio – Institutional
Average Annual Return, Percent		21.92%	8.48%	5.42%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA International Value Portfolio III – Institutional
Average Annual Return, Percent		21.93%	8.58%	5.55%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Two-Year Fixed Income Portfolio – Institutional
Average Annual Return, Percent		5.40%	1.28%	1.26%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Two-Year Government Portfolio – Institutional
Average Annual Return, Percent		5.29%	1.26%	1.07%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Portfolio II – Institutional
Average Annual Return, Percent		23.42%	5.25%	4.09%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Allocation 25/75 Portfolio – Institutional
Average Annual Return, Percent		12.44%	4.30%	3.85%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Allocation 60/40 Portfolio – Institutional
Average Annual Return, Percent		21.79%	7.97%	6.67%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Equity Portfolio – Institutional
Average Annual Return, Percent		32.22%	11.92%	9.53%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Large Cap Value Portfolio III – Institutional
Average Annual Return, Percent		30.34%	10.46%	9.11%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Large Company Portfolio – Institutional
Average Annual Return, Percent		37.88%	15.19%	12.93%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Average Annual Return, Percent	[1]	23.84%	6.55%	5.30%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Average Annual Return, Percent	[2]	23.84%	6.55%	5.30%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[3]	10.55%	(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[4]	10.55%	(0.23%)	1.49%
MSCI Emerging Markets Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div.)
Average Annual Return, Percent		25.32%	3.93%	3.43%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent	[5]	9.92%	0.33%	2.12%
S&P Global BMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Average Annual Return, Percent	[6]	32.18%	10.49%	8.72%
MSCI All Country World IMI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World IMI Index (net div.)
Average Annual Return, Percent	[7]	32.33%	10.74%	8.86%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent	[8]	38.07%	15.00%	12.75%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		38.02%	15.27%	13.00%
MSCI World ex USA Value Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Value Index
Average Annual Return, Percent		23.93%	6.83%	4.45%
MSCI World ex USA Value Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Value Index (net div.)
Average Annual Return, Percent		23.93%	6.83%	4.45%
ICE BofA 1-3 Year US Corporate & Government Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year US Corporate & Government Index
Average Annual Return, Percent	[9]	6.28%	1.53%	1.57%
ICE BofA 1-3 Year US Treasury & Agency Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year US Treasury & Agency Index
Average Annual Return, Percent	[10]	5.76%	1.33%	1.34%
Global 25/75 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global 25/75 Composite Index
Average Annual Return, Percent	[11]	11.99%	4.06%	3.56%
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Average Annual Return, Percent	[12]	5.79%	1.61%	1.61%
S&P Global BMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Average Annual Return, Percent		32.18%	10.49%	8.72%
Global 60/40 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global 60/40 Composite Index
Average Annual Return, Percent	[13]	21.11%	7.24%	6.10%
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Average Annual Return, Percent	[14]	5.79%	1.61%	1.61%
MSCI World Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net div.)
Average Annual Return, Percent		33.68%	12.03%	9.78%
MSCI World Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net div.)
Average Annual Return, Percent		33.68%	12.03%	9.78%
Russell 1000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		30.98%	10.14%	8.87%

[1]
1	The Portfolio has added this index in response to new regulatory requirements.

[2]
1	The Portfolio has added this index in response to new regulatory requirements.

[3]
1	The Portfolio has added this index in response to new regulatory requirements.

[4]
1	The Portfolio has added this index in response to new regulatory requirements.

[5]
1	The Portfolio has added this index in response to new regulatory requirements.

[6]
1	The Portfolio has added this index in response to new regulatory requirements.

[7]
1	The Portfolio has added this index in response to new regulatory requirements.

[8]
1	The Portfolio has added this index in response to new regulatory requirements.

[9]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[10]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[11]
2	The Global 25/75 Composite Index is an unmanaged hypothetical index composed of 25% S&P Global BMI Index (net dividends) and 75% ICE BofA 1-3 Year Global Government Index (hedged to USD).

[12]
3	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[13]
2	The Global 60/40 Composite Index is an unmanaged hypothetical index composed of 60% S&P Global BMI Index (net dividends) and 40% ICE BofA 1-3 Year Global Government Index (hedged to USD).

[14]
3	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.